10010458

NYSE Regulation

CERTPAC

Received SEC
FEB 05 2010
Washington, DC 20549

VIA FACSIMILE AND U.S. MAIL
February 5, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Bank of America Corporation
CIK: 0000070858
File Number: 001-06523
Filing: 8-A12B filed 2/1/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on January 29, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Strategic Accelerated Redemption Securities Linked to the S&P 500 Index, due January 30, 2012

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance